February 25, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	(1)	SELECTED AMERICAN SHARES, INC. (“SAS”) Registration Statement No. 2-10699; and Registration No. 811-51

	(2)	SELECTED SPECIAL SHARES, INC. (“SSS”) Registration Statement No. 2-27514; and Registration No. 811-01533

	(3)	SELECTED CAPITAL PRESERVATION TRUST (“SCPT”) Registration Statement No. 33-15807:and Registration No. 811-5240

		Referred to jointed as the “Selected Funds”.
Dear Sir or Madam:
On behalf of the Selected Funds, attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. (SAS: 95; SSS: 68; SCPT: 37) to the their Registration Statements on Form N-1A.
Reason for 485(a) Filing
(1) This Post-Effective Amendment conforms Selected Funds’ joint prospectus and joint SAI (consisting of Selected American Shares, Inc. Selected Special Shares, Inc., and Selected Daily Government Fund, an authorized series of Selected Capital Preservation Trust) to new Form N-1A (summary prospectus format).
(2) Selected Funds have a December 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments, update financial information which was not yet available at the time of this filing, and file consents of counsel and auditors.
Requested Effective Date
Selected Funds request an effective date 60 days from the date of initial filing.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.
Very truly yours,

/s/ Thomas Tays
Thomas Tays
Vice President, Secretary